Fair Value Measurements (Details)		3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 29, 2024 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	May 14, 2025 shares
Fair Value Measurements [Line Items]
Additional shares (in Shares) | shares	190,860	190,860							190,860
Proceeds from liability		$ 4,182							$ 7,227	$ 259,254
Total liabilities		1,218,251							1,395,938	6,663,316
Net liability		174,600							7,227	6,404,100
Fair value of gain		386,750	$ 5,269,700						5,015,400	14,485,850
Fair value of warrants issuance		(561,350)	$ (12,417,450)	$ (4,903,765)	$ (24,862,710)	$ 8,182,500	$ (16,680,210)	$ (21,583,975)	28,250,727	(12,275,217)
Fair value of warrants		$ 386,750							$ 3,383,900
Issuance common shares (in Shares) | shares		12,000									2,461,538
Fair value of warrants exercised										2,671,929
Warrants shares exercised (in Shares) | shares			114,992						3,447,957
Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain									$ 2,232,886
Fair value of warrants issuance		$ 2,997,150								$ 4,955,300
Fair value of warrants		$ 2,997,150
Warrants exercise shares (in Shares) | shares		591,145							591,145	274,858
Issuance common shares (in Shares) | shares		508,857	153,221						508,857	167,976
Warrants remained outstanding (in Shares) | shares		508,857							508,857	167,976
Warrants shares exercised (in Shares) | shares			289,613						3,688,357	274,858
Series B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain									$ 0
Fair value of warrants issuance		$ 0							0	$ 0
Fair value of warrants		$ 0							$ 0	$ 0
Warrants exercise shares (in Shares) | shares		114,992							114,992	114,992
Issuance common shares (in Shares) | shares
Warrants remained outstanding (in Shares) | shares
Warrants shares exercised (in Shares) | shares									3,688,357	114,992
Series A and B Warrants [Member]
Fair Value Measurements [Line Items]
Issuance common shares (in Shares) | shares		670,137							670,137
Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of gain										$ 17,820,998
Fair value of warrants issuance										17,820,998
Issuance common shares (in Shares) | shares											810,389
Series C Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain		$ 31,033,241							$ 31,033,241
Fair value of warrants issuance		7,862,000	$ 689,500						$ 0	$ 13,703,250
Issuance common shares (in Shares) | shares											2,461,538
Warrants remained outstanding (in Shares) | shares
Fair value of warrants exercised									$ 0
Warrants shares exercised (in Shares) | shares									3,688,357
Series D Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of gain		31,033,241							$ 31,033,241
Fair value of warrants issuance		$ 3,169,300	$ 0						$ 0	$ 210,000
Warrants remained outstanding (in Shares) | shares
Fair value of warrants exercised									$ 0
Warrants shares exercised (in Shares) | shares									3,447,957	0
Stock Price [Member]
Fair Value Measurements [Line Items]
Earnout measurement input									226.5
Risk Free Rate [Member]
Fair Value Measurements [Line Items]
Earnout measurement input									3.98
Volatility [Member]
Fair Value Measurements [Line Items]
Earnout measurement input									85
Dividends Yield [Member]
Fair Value Measurements [Line Items]
Earnout measurement input									0
Duration [Member]
Fair Value Measurements [Line Items]
Earnout measurement input									4
Awards with Market-Based Conditions [Member]
Fair Value Measurements [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 226.5							$ 226.5
Risk free rate		3.90%							3.90%
Volatility rate		72.50%							72.50%
Dividends yield rate		0.00%							0.00%
Duration of years		6 years							6 years
Investors [Member]
Fair Value Measurements [Line Items]
Warrants shares exercised (in Shares) | shares									3,688,357
Investors [Member] | Series C Warrants [Member]
Fair Value Measurements [Line Items]
Warrants shares exercised (in Shares) | shares									3,447,957
Investors [Member] | Series D Warrants [Member]
Fair Value Measurements [Line Items]
Warrants shares exercised (in Shares) | shares									240,400
Monte Carlo [Member]
Fair Value Measurements [Line Items]
Additional shares (in Shares) | shares									191,007
Net liability		$ 1,214,100							$ 1,388,700
Fair value of gain										$ 4,258,450
Monte Carlo [Member] | Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance									12,656,550	4,955,300
Monte Carlo [Member] | Series B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance									82,450	0
Monte Carlo [Member] | Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance										2,047,817
Monte Carlo [Member] | Series C Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance									8,114,650
Monte Carlo [Member] | Series D Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance									1,540,150
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Net liability		1,214,100							$ 1,388,700
Fair value of gain		$ 174,600
Series A and B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants issuance										9,654,799
Gain (loss) from the issuance of warrants										$ 4,258,450